Subsequent Events (Details) - Subsequent Event [Member] - USD ($)				2 Months Ended		3 Months Ended
	Apr. 01, 2021	Mar. 29, 2021	Jan. 09, 2021	Apr. 30, 2021	Mar. 18, 2021	Apr. 15, 2021	Nov. 08, 2021	Jan. 11, 2021
Subsequent Events (Details) [Line Items]
Debt Conversion, Original Debt, Amount	$ 311,896
Debt Instrument, Face Amount							$ 38,750
Common Stock, Shares Authorized (in Shares)								2,000,000,000
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)			5,000,000
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Director [Member]
Subsequent Events (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)						500,000
Affiliated Entity [Member]
Subsequent Events (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)						3,000,000
Consultant [Member]
Subsequent Events (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)						1,000,000
Oasis Capital, LLC [Member]
Subsequent Events (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 77,617	$ 76,224
Debt Conversion, Converted Instrument, Shares Issued (in Shares)				4,215,974	6,319,930
Convertible Notes Payable				$ 148,043	$ 289,590
Gain (Loss) on Extinguishment of Debt		$ 26,446
Power Up Lending Group, LLC [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount		80,000
Debt Instrument, Unamortized Discount		7,500
Knight Capital Funding, LLC [Member]
Subsequent Events (Details) [Line Items]
Repayments of Debt		22,000
Pearl Lending [Member]
Subsequent Events (Details) [Line Items]
Repayments of Debt		$ 36,998
Commitment Shares [Member] | Power Up Lending Group, LLC [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)		373,333
Security Shares [Member] | Power Up Lending Group, LLC [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)		746,667